Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 47,322	$ 34,157	$ 26,491
Other comprehensive income (loss):
Foreign currency translation adjustments	(8,159)	13,456	5,496
Total comprehensive income	39,163	47,613	31,987
Comprehensive income attributed to non-controlling interests	199	431	301
Comprehensive income attributable to Sapiens’ shareholders	$ 38,964	$ 47,182	$ 31,686